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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

REGISTRATION NO.
811-07696

IOWA PUBLIC AGENCY INVESTMENT TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

Elizabeth Grob, Esq.
Ahlers & Cooney, P.C.
100 Court Avenue, Suite 600, Des Moines, Iowa 50309
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

Vera Lichtenberger	JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST	DONALD F. BURT, ESQ.
1415 28th STREET, SUITE 200	CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
WEST DES MOINES, IOWA 50266	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 06/30/2004

DATE OF REPORTING PERIOD: 06/30/2004

ITEM 1. REPORTS TO UNITHOLDERS.

IOWA PUBLIC AGENCY INVESTMENT TRUST

DIVERSIFIED FUND
COMPREHENSIVE ANNUAL FINANCIAL REPORT

DIRECT GOVERNMENT OBLIGATION FUND
COMPREHENSIVE ANNUAL FINANCIAL REPORT

JUNE 30, 2004

IPAIT - www.ipait.org

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIVERSIFIED FUND

COMPREHENSIVE ANNUAL FINANCIAL REPORT

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION FUND

COMPREHENSIVE ANNUAL FINANCIAL REPORT

For the Fiscal Year Ended June 30, 2004	www.ipait.org

Prepared by the
Iowa Public Agency Investment Trust
Board of Trustees

TABLE OF CONTENTS

INTRODUCTORY SECTION
Letter from the Chair
Management Report
Board of Trustees
Service Providers
Organization Chart
Certificate of Achievement

FINANCIAL SECTION
Diversified Portfolio:
Independent Auditor’s Report
Management’s Discussion and Analysis
Financial Statements
Financial Highlights
Notes to Financial Statements
Direct Government Obligation Portfolio:
Independent Auditor’s Report
Management’s Discussion and Analysis
Financial Statements
Financial Highlights
Notes to Financial Statements

INVESTMENT SECTION
Fund Facts Summary
Diversified Fund Facts
Direct Government Obligation Fund Facts
Diversified Fund and Direct Government Obligation Fund
Introduction
Risk Profile
Performance Summary
Fees and Commissions
Investment Commentary
IPAIT Investment Policy
Investing and Non-Investing Participants

STATISTICAL SECTION
Statistical Information
Growth in Fund Units - Diversified Fund and DGO Fund
Monthly Comparative Yields - Diversified Fund and DGO Fund
Annual Comparative Yields - Diversified Fund and DGO Fund
Annual Net Investment Income - Diversified Fund and DGO Fund
Glossary of Investment Terms

This page left intentionally blank.

INTRODUCTORY SECTION

IOWA PUBLIC AGENCY INVESTMENT TRUST DIVERSIFIED FUND

IOWA PUBLIC AGENCY INVESTMENT TRUST DIRECT GOVERNMENT OBLIGATION FUND

1415 28th Street, Suite 200 West Des Moines, IA 50266

August 25, 2004

Dear Fellow IPAIT Participants:

The Iowa Pubic Agency Investment Trust (IPAIT) is pleased to submit to you the Diversified Fund and Direct Government Obligation

Fund (DGO) Annual Financial Report for the fiscal year ended June 30, 2004.

IPAIT has been serving participants’ needs since 1987. Fiscal year 2003-2004 provided many challenges for our participants amidst this low rate environment. The IPAIT Diversified and DGO Funds maintained rates comparable to other money market funds during this time while being an educational resource for IPAIT participants. For a detailed review of the Funds, please refer to the Management’s Discussion and Analysis of each Fund located in the Financial Section. IPAIT appreciates the efforts of the individuals involved in the preparation of this report.

Iowa Economy

Iowa’s economy has historically been characterized as slower growth in new jobs and lower personal income levels than the nation. However, the state’s economic stability has served as a source of strength over the course of economic cycles.  Iowa has one of the lowest unemployment rates in the Midwest at 4.3 percent versus the nation at 5.6 percent. A natural cause is the dramatically lower level of historical population growth in Iowa at 5.3 percent versus the nation at 13.1 percent.  Over the course of the year the unemployment rate has moved lower from 4.5 percent in June of 2003 to 4.4 percent in June of 2004. Most of the improvement in the unemployment rate has come in the finance sector of the economy.

Inflation across the Midwest remains in check. June 2004 year-over-year CPI – Urban figures indicate Midwest inflation growing at 2.7 percent versus the nation at 3.3 percent. An active Fed will assure inflation will stay in check.

Home construction is off this year in Iowa with respect to last year, primarily due to higher mortgage rates. New residential building permits rose three-fold from 2002 to 2003. However from 2003 to 2004, permits have declined by 60 percent, but still much higher than previous highs of 2002.

Commercial construction remains quite healthy in large urban areas across the state. This additional tax revenue will support future spending needs.

Overall, the Iowa economy is healthy. Budget woes from the recent recession have been muted as tax revenues have risen with the economic recovery. Smaller communities will continue to feel the pain of consolidating businesses and lower tax revenues. Job growth will remain spotty across the state as business prospects remain mixed.

Investment Policies and Strategies

IPAIT was created pursuant to Iowa Code Chapter 28E in 1987 to enable eligible Iowa public agencies to invest their available operating and reserve funds in a competitive rate environment, safely and effectively. Both the Diversified and DGO Funds have followed established money market mutual fund investment parameters designed to maintain a $1 per unit net asset value since inception.

Investment Safeguards

Both Funds continue to be focused on their investment objectives as stated in the IPAIT Investment Policy. These goals, in order of priority are safety of invested principal, maintenance of adequate liquidity, and maximum yield. Within these objectives, each Fund strives to provide participants with the best available rates of return for legally authorized investments. All security settlements within either Fund are settled on a delivery-versus-payment (DVP) basis. DVP settlements greatly reduce the possibility of inappropriate transmission of funds or securities.

Reliability of Investment Section

All commentary and displays in the Investment Section were prepared by IPAIT’s service provider, IMG, the program’s Investment Advisor, Administrative Services Provider and Program Support Provider, and reviewed by KPMG LLP. IMG has provided services to the IPAIT program since the program’s inception in 1987. All services provided by IPAIT to participants are subject to rigorous and regular verification.

Schedule of Operations

For fiscal year 2003-2004 (FY 03/04) and fiscal year 2002-2003 (FY 02/03) total interest earned, total operating expenses and net investment income for the IPAIT Diversified and the DGO Funds were as follows:

	Interest Earned	Expenses	Net Investment Income

Diversified Fund
FY 03/04	$2,680,795	$1,202,977	$1,477,818
FY 02/03	$4,035,199	$1,503,506	$2,531,693

DGO Fund
FY 03/04	$520,560	$255,306	$265,254
FY 02/03	$1,074,831	$416,758	$658,073

The decrease in the year-over-year interest income for both Funds is attributed to the low interest rate environment and fewer assets invested in the program.  Expenses were less in FY 04 versus FY 03 due to a voluntary reduction in fees charged by the investment advisor and administrator. Each program operates pursuant to Service Provider agreements for all aspects of program operation. Every agreement specifies the fees to be charged for each component of IPAIT services.

Financial and operating highlights from this past year include:

•                  Receipt of a seventh consecutive Certificate of Achievement for Excellence in Financial Reporting by the Government Finance Officers Association (GFOA).

•                  Average combined daily investments in the Diversified and DGO Funds of $299,261,038 down from $340,627,139.68 in the last fiscal year.

•                  Placement of 39 portfolio certificates of deposit in Iowa financial institutions by the Diversified Fund representing over $22,250,000.

•                  An authorized membership total of 400 public bodies representing 182 municipalities, 78 counties, 81 municipal utilities, and 59 other eligible public agencies.

Total funds invested in the program’s investment alternatives peaked for the fiscal year at $429,059,131 on April 15, 2004.

Comprehensive Annual Financial Report Format and Contents

The report is presented in four sections as follows:

Introduction - contains the Letter of Transmittal, Management Report, a listing of the IPAIT Board of Trustees and service providers and the IPAIT Organizational Chart.

Financial - contains the report of independent auditors, KPMG LLP, the Management Discussions and Analysis for the Diversified Fund and DGO Fund, and the Diversified Fund and DGO Fund financial statements.

Investment - contains a comprehensive discussion of each Fund’s investment performance and operations including the following:

•                  Fund Facts - a summary of IPAIT’s Diversified Fund and DGO Fund investment strategy, individual fund performance comparison to other registered money market fund performance benchmarks including the iMoneyNet Financial Data Money Fund Index and an Economic Environment Overview for the past fiscal year;

•                  Complete Portfolio Characteristics portfolio composition and summaries for each Fund to include portfolio ownership analysis, weighted average maturity illustrations and comparisons, maturity analysis, portfolio distribution by security type, historical portfolio asset growth; and

•                  The IPAIT Diversified Fund and DGO Fund Investment Policy.

Statistical - includes trend data for the past five years for various program-operating components, including total net asset value for each Fund by type of participant, monthly and annual yield highlights and comparisons, Summary of Operations, and a glossary of investment terms.

The GFOA awarded a seventh consecutive Certificate of Achievement for Excellence in Financial Reporting to the Iowa Public Agency Investment Trust for its comprehensive annual financial report (CAFR) for the fiscal year ended June 30, 2003. The Certificate of Achievement is a prestigious national award, recognizing conformance with the highest standards for preparation of state and local government financial reports.

In order to be awarded a Certificate of Achievement, a government unit must publish an easily readable and efficiently organized CAFR, whose contents conform to program standards. The CAFR must satisfy both generally accepted accounting principles and applicable legal requirements.

A Certificate of Achievement is valid for a period of one year only. We believe our current report continues to conform to the Certificate of Achievement program requirements, and we are submitting it to the GFOA. IPAIT has adopted GASB Statement No. 34, Basis Financial Statements – and Management’s Discussion and Analysis – for State and Local Governments: Omnibus, as amended by Statement No. 37, Basic Financial Statements – and Management’s Discussion and Analysis – for State and Local Governments: Omnibus, and modified by Statement No. 38, Certain Financial Statement Note Disclosures, (Statements Nos. 34, 37, and 38) effective July 1, 2002. Adoption of Statement Nos., 34, 37, and 38 had no impact on the net assets of the Diversified and the DGO Funds of IPAIT. IPAIT’s annual report has added a section for Management’s Discussion and Analysis as required.

Participant Meeting

IPAIT registered with the Securities and Exchange Commission (SEC) as an open end management investment company and money market fund under the Investment Company Act of 1940 (1940 Act) in May of 1993 in order to comply with Iowa laws relating to investments of public agencies. IPAIT is routinely examined by the SEC. At the July 12, 2004 Board of Trustees meeting, the Trustees determined to change the way in which they are elected to more closely track the requirements of the 1940 Act and called a meeting of the Participants. At this meeting the Participants were asked to elect the Trustees, approve KPMG as IPAIT’s independent auditors, approve a small change to IPAIT’s investment policies, approve the Advisor Agreement with IMG and approve IPAIT’s Rule 12b-1 Distribution Plan which pays fees to the sponsoring associations. We thank all Participants which took the time to return their proxy cards.

The Diversified and DGO Funds were among the first local government investment pools in the country to do so and have been formally regulated by the SEC since that time. In 2004, the SEC conducted an exam of the Diversified and DGO Funds. Upon the SEC findings, the IPAIT Board voted to hold a proxy vote for: 1) Election of Directors, 2) Ratification of Selection of Auditors, 3) Approve Advisor Agreement with Investors Management Group (IMG), 4) Approve the IPAIT Plan under SEC Rule 12B-1, and 5) Change the Investment Policy to change the maximum maturity of securities held in the portfolio from 365 days to 397 days to be consistent with SEC Rule 2a-7 and Iowa statute. The annual shareholder meeting was held on August 24, 2004 and the Trustees’ ratified the proxy statement at the annual IPAIT board meeting on August 25, 2004. IPAIT's Investment Policy (enclosed on page 41) outlines the guidelines and requirements for investment decisions.

On behalf of IPAIT’s Board of Trustees, sponsoring associations and service providers, we thank you for your continued support of the Iowa Public Agency Investment Trust. We encourage you to contact us with comments and suggestions regarding any improvements to the operation of the Program. Your involvement in the Program is essential in IPAIT’s ability to provide competitive investment alternatives and ongoing education for our members.

As we begin fiscal year 2004-2005, IPAIT will continue to expand services within IPASonline, the Internet-based Participant Accounting System utilized by IPAIT. We strive to be a resource for you and your entities through our quarterly newsletters and webcasts. The www.IPAIT.org website provides monthly updates on the Program as well as access to the secure IPASonline system. We collectively pledge to continue working together to provide a safe source of interest income for every participant and to provide helpful, convenient cash management related information.

/s/ Donald W. Kerker

Respectfully,
Donald W. Kerker
Chair, Board of Trustees
IOWA PUBLIC AGENCY INVESTMENT TRUST

MANAGEMENT REPORT

TO IPAIT PARTICIPANTS:

While IPAIT’s Diversified Fund and DGO Fund financial statements and the related financial data contained in these CAFR have been prepared in conformity with generally accepted accounting principles and have been audited by IPAIT’s Independent Auditor, KPMG LLP, the ultimate accuracy and validity of this information is the responsibility of the management of the Iowa Public Agency Investment Trust Board of Trustees. To carry out this responsibility, the Board of Trustees maintains financial policies, procedures, accounting systems and internal controls which the Board believes provide reasonable, but not absolute, assurance that accurate financial records are maintained and investment assets are safeguarded.

In addition, the three ex-officio trustees meet with the Program’s service providers and legal counsel to review all aspects of IPAIT performance each month. The Board of Trustees meets quarterly to similarly review Program performance and compliance. In addition, IPAIT is regularly subjected to a comprehensive review of all services and costs of operation by the IPAIT Board of Trustees. In September 2003, the investment advisory and administration fee was voluntarily reduced by our service provider. In addition, the Board authorized waiving 2.5 basis points of administrative fees to help improve yield during this low interest rate environment. This year’s CAFR will be submitted to the GFOA for consideration for a Certificate of Achievement for Excellence in Financial Reporting following receipt of a seventh consecutive Certificate of Achievement for the fiscal year ended June 2003 CAFR.

In the Board’s opinion, IPAIT’s internal controls are adequate to ensure that the financial information in this report presents fairly the IPAIT Diversified and DGO Fund operations and financial condition.

Sincerely,

/s/ Robert Haug

Robert Haug
Secretary, Board of Trustees
IOWA PUBLIC AGENCY INVESTMENT TRUST

BOARD OF TRUSTEES

Mr. Thomas Bredweg Executive Director, Iowa League of Cities, IPAIT Treasurer to the Board	Mr. William Peterson Executive Director, Iowa State Association of Counties IPAIT Assistant Secretary to the Board	Mr. Robert Haug Executive Director, Iowa Association of Municipal Utilities, IPAIT Secretary to the Board

Mr. Jody Smith Director of Administrative Services City of West Des Moines	Mr. Donald Kerker Director of Finance Muscatine Power and Water	Mr. Floyd Magnusson Supervisor Webster County

Mr. Tom Hanafan Mayor Council Bluffs	Ms. Dianne Kiefer County Treasurer Wapello County	Mr. Leon Rodas General Manager Spencer Municipal Utility

Ms. Susan Vavroch City Treasurer City of Cedar Rapids	Mr. Robert Hagey County Treasurer Sioux County	Mr. Craig Hall Superintendent Brooklyn Municipal Utility

The trustees are not compensated for Board service.
Expenses incurred in attending meetings are paid by the Trust.

Name, Contact, Address and Age	Position held with IPAIT	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios Overseen by Director	Other Directorships held Outside of IPAIT

Robert Hagey	Trustee	Term ending 2005	Sioux County Treasurer	2	None

210 Central Ave. SW
Orange City, IA 51041		Served since 1993

Age 53

Thomas Hanafan	Trustee, Vice Chair	Term ending 2006	Council Bluffs Mayor	2	None

209 Pearl Street
Council Bluffs, IA		Served since 1992
51503

Age 56

Donald Kerker	Trustee, Chair	Term ending 2005	Director of Finance,	2	None
		Served since 1999	Muscatine Power and
3205 Cedar Street			Water
Muscatine, IA 52761

Age 53

Dianne Kiefer	Trustee,	Term ending 2007	Wapello County	2	None
	Second		Treasurer
101 W. Fourth Street,	Vice Chair
Ottumwa, IA 52501		Served since 2000	College Instructor, Buena
			Vista University
Age 54

Floyd Magnusson	Trustee	Term ending 2006	Webster County	2	None
			Supervisor
703 Central Avenue
Fort Dodge, Iowa		Served since 2000
50501

Age 78

Craig Hall	Trustee	Term ending 2007	Manager, Brooklyn	2	None
			Municipal Utilities
138 Jackson St.
Brooklyn, Iowa		Served since 2004

Age 52

Leon Rodas	Trustee	Term ending 2006	General Manager,	2	None
			Spencer Municipal Utility
712 North Grand
Avenue P.O. Box 222		Served since 2003
Spencer, IA 51301

Age 51

Jody Smith	Trustee	Term ending 2007	Director of	2	None
			Administrative Services,
P.O. Box 65320			West Des Moines City
West Des Moines, IA		Served since 1994	Clerk
50266

Age 51

Susan Vavroch	Trustee	Term ending 2005	Cedar Rapids City	2	None
			Treasurer
50 Second Ave. Bridge
Cedar Rapids, IA		Served since 2003
52401

Age 46

Thomas Bredeweg	Trustee	Served since 1992	Iowa League of Cities	2	None

317 Sixth Avenue, Ste			Executive Director
1400
Des Moines, IA 50309			IPAIT Treasurer

Age 56

William Peterson	Trustee	Served since 1979	Iowa State Association of	2	None
			Counties
501 SW Seventh St,
Ste Q			Executive Director
Des Moines, IA 50309
			IPAIT Assistant Secretary
Age 54

Robert Haug	Trustee	Served since 1986	Iowa Association of	2	None
			Municipal Utilities
1735 NE 70th Avenue
Ankeny, IA 50021			Executive Director

Age 57			IPAIT Secretary

SERVICE PROVIDERS

Sponsoring Associations

IOWA
ASSOCIATION OF MUNICIPAL
UTILITIES

Iowa Association of Municipal Utilities
1735 NE 70th Avenue
Ankeny, IA 50021-9353
Robert Haug, Executive Director
bhaug@iamu.org
515-289-1999

Iowa League of Cities
317 Sixth Avenue
Suite 800
Des Moines, IA 50309
Thomas G. Bredeweg, Executive Director
tombredeweg@iowaleague.org
515-244-7282

Iowa State Association of Counties
501 SW 7th Street, Suite Q
Des Moines, IA 50309
William R. Peterson, Executive Director
bpeterson@iowacounties.org
515-244-7181

Investment Adviser - Administrator - Program Support

Investors Management Group
1415 28th Street, Suite 200
West Des Moines, IA 50266-1461
Lynn Maaske 515-224-2759
lynn.maaske@amcore.com
Jeff Lorenzen 515-224-2718
jeff.lorenzen@amcore.com
Ron Shortenhaus 515-224-2724
ron.shortenhaus@amcore.com
Anita Tracy 515-224-2725
anita.tracy@amcore.com

Custodian

Wells Fargo Bank, N.A.
MAC N8200-034
666 Walnut Street, P.O. Box 837
Des Moines, IA 50304-0837
MJ Dolan 515-244-8326
m.j.dolan@wellsfargo.com
Teresa Smith 515-245-3245
teresa.a.smith@wellsfargo.com

Legal Counsel

AHLERS & COONEY, P.C.
Ahlers & Cooney, P.C.
100 Court Avenue, Suite 600
Des Moines, IA 50309
Edgar Bittle 515-246-0312
ebittle@ahlerslaw.com
Elizabeth Grob 515-246-0305
egrob@ahlerslaw.com

Independent Auditor

KPMG LLP
2500 Ruan Center
Des Moines, IA 50309

ORGANIZATION CHART

IOWA PUBLIC AGENCY INVESTMENT TRUST (IPAIT)
Diversified Fund and
Direct Government Obligation Fund

Administration Flow Chart

FINANCIAL SECTION

KPMG LLP 2500 Ruan Center 666 Grand Avenue Des Moines, IA 50309

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Unitholders
Iowa Public Agency Investment Trust:

We have audited the accompanying statement of net assets of the Diversified Portfolio of the Iowa Public Agency Investment Trust (the Portfolio) as of June 30, 2004, and the related statements of operations for each of the years in the five-year period then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board. Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the Custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in note 1 to the financial statements, effective July 1, 2002, the Diversified Portfolio of the Trust adopted the provisions of Governmental Accounting Standards Board (GASB) Statement No. 34, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments, GASB Statement No. 37, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments: Omnibus, and GASB Statement No. 38, Certain Financial Statement Disclosures.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Diversified Portfolio of the Iowa Public Agency Investment Trust at June 30, 2004, and the results of its operations for each of the years in the five-year period then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented, in conformity with accounting principles generally accepted in the United States of America.

The management’s discussion and analysis on pages 17 to 18 is not a required part of the basic financial statements but is supplementary information required by accounting principles generally accepted in the United States of America. We have applied certain limited procedures, which consisted principally of inquiries of management regarding the methods of measurement and presentation of the supplementary information. However, we did not audit the information and express no opinion on it.

KPMG LLP

July 16, 2004

KPMG LLP, a U.S. limited liability partnership, is the U.S.
member firm of KPMG International, a Swiss Cooperative.

MANAGEMENT’S DISCUSSION & ANALYSIS

This section of the IPAIT Diversified Portfolio’s annual Financial Statements presents Management’s Discussion and Analysis of the financial position and results of operations for the fiscal year ended June 30, 2004 (FY 04). This information is being presented to provide additional information regarding the activities of the Authority, pursuant to the requirements of Governmental Accounting Standards Board Statement No. 34, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments, Statement No. 37, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments: Omnibus, and Statement No. 38, Certain Financial Statement Note Disclosures (Statements Nos. 34, 37, and 38). This discussion and analysis should be read in conjunction with the Independent Auditor’s Report of KPMG LLP, the Financial Statements, and the accompanying notes.

In addition to the historical information, the Management’s Discussion and Analysis includes certain forward-looking statements that involve certain risks and uncertainties. The actual results of IPAIT’s Diversified Portfolio may differ materially from the results expressed or implied in such forward-looking statements due to a wide range of factors including changes in general economic conditions, fluctuations in interest rates, and legislative changes.

Overview of the Financial Statements

The Management’s Discussion and Analysis provides an introduction to and overview of the basic financial statements of IPAIT’s Diversified Portfolio. The following components comprise the financial statements: 1) Statement of Net Assets, 2) Statements of Operations, 3) Statements of Changes in Net Assets, 4) Financial Highlights, and 5) Notes to Financial Statements.

•                  The Statement of Net Assets shows the financial position (assets and liabilities) of the portfolio as of the date of the current fiscal year end.

•                  The Statements of Operations displays the results of operations (income and expenses) of the portfolio for the five most recent fiscal years.

•                  The Statements of Changes in Net Assets portray participant/unitholder activity (distributions, sales, reinvestments, redemptions) of the portfolio for the two most recent fiscal years.

•                  The Financial Highlights depict per share/per unit information (net investment income, dividends distributed, net asset value, total return, ratios of expenses and net investment income to average net assets) and summary total net assets of the portfolio for the five most recent fiscal years.

•                  The Notes to Financial Statements describe significant accounting policies and disclose summary security transaction amounts of the portfolio.

Condensed Financial Information and Financial Analysis

Year-to-year variances in most financial statement amounts reported in IPAIT’s Diversified Portfolio are most significantly impacted by the level of average net assets (which fluctuates based on the overall levels of participant/unitholder invested balances). Additionally, changes in the short-term interest rate environment (which follows the general trend established by monetary policy set by the Federal Reserve) contribute to year-over-year variances in the amount of investment income earned by the portfolio.

During FY 04, average net assets decreased 7.44 percent to $248,770,769 from average net assets of $268,772,324 during the fiscal year ended June 30, 2003 (FY 03) for the Diversified Portfolio. While overnight rates remained stable at 1.00 percent through most of FY 04, one-year rates rose dramatically as the economic recovery became reality. The Federal Reserve raised the overnight rate in late June 2004 to 1.25 percent. The one-year rate gradually drifted upward during the first part of the year from 1.12 percent and shifted upward dramatically during the months of April, May and June to 2.33 percent, once the employment numbers began to firm up.

Condensed financial information and variance explanations for FY 04 and FY 03 follows.

Diversified Portfolio:

	Balances as of June 30, 2004	Balances as of June 30, 2003	Percent Change
Total Investments	$254,078,254	$244,859,425	3.76%
Net Assets	$254,818,110	$245,025,051	4.00%
Investment Income	$2,680,795	$4,035,199	-33.56%
Total Expenses	$1,202,977	$1,503,506	-19.99%
Net Investment Income	$1,477,818	$2,531,693	-41.63%
Units Sold	941,862,304	912,307,966	3.24%
Units Redeemed	933,547,063	923,762,855	1.06%

Total investments and net assets increased 3.76 percent and 4.00 percent, respectively, comparing June 30, 2004 and June 30, 2003 amounts, due to excess of units sold versus units redeemed in FY 04 and the reinvestment of investment income that resulted in higher aggregate participant balances at FY 04. Investment income and net investment income decreased 33.56 percent and 41.63 percent, respectively, during FY 04 compared to FY 03 primarily due to the lower interest rate environment. Total expenses decreased 19.99 percent during FY 04 compared to FY 03 due to a reduction of both investment advisory and administrative fees. During FY 04 compared to FY 03, units sold and redeemed increased 3.24 percent and 1.06 percent, respectively, caused by an increase in participant transactions. Participant transactions increased due to the participants depositing money in the portfolio until they were able to determine their cash flow needs.

FINANCIAL STATEMENTS

Iowa Public Agency Investment Trust — Diversified Portfolio
Statement of Net Assets — June 30, 2004
(Showing Percentage of Net Assets)

PAR VALUE	DESCRIPTION	YIELD AT TIME OF PURCHASE	DUE DATE	AMORTIZED COST
DISCOUNTED GOVERNMENT SECURITIES — 1.17%
$3,000,000	Federal Home Loan Mortgage Corporation, Discount Note	1.11%	10/05/04	$2,991,280
TOTAL (cost — $2,991,280)				$2,991,280

COUPON SECURITIES — 21.01%
$5,000,000	Tennessee Valley Authority, 4.75%	1.19%	07/15/04	$5,006,776
2,000,000	Student Loan Marketing Association, 3.375%	1.06%	07/15/04	2,001,766
3,000,000	Federal National Mortgage Association, 6.50%	1.23%	08/15/04	3,019,640
1,000,000	Federal National Mortgage Association, 6.50%	1.14%	08/15/04	1,006,602
2,530,000	Federal Home Loan Mortgage Corporation, 4.50%	1.07%	08/15/04	2,540,742
3,000,000	Federal National Mortgage Association, 3.50%	1.40%	09/15/04	3,012,928
3,000,000	Federal National Mortgage Association, 3.50%	1.07%	09/15/04	3,014,945
3,500,000	Federal Home Loan Bank, 3.625%	1.28%	10/15/04	3,523,551
2,095,000	Federal Home Loan Bank, 3.625%	1.08%	10/15/04	2,110,290
3,000,000	Federal Home Loan Mortgage Corporation, 3.25%	1.50%	11/15/04	3,019,398
3,000,000	Federal Home Loan Bank, 4.125%	1.05%	11/15/04	3,034,090
2,245,000	Federal Home Loan Bank, 2.00%	1.23%	11/15/04	2,251,382
3,000,000	Federal Home Loan Bank, 2.125%	1.12%	12/15/04	3,013,645
3,000,000	Federal National Mortgage Association, 1.875%	1.11%	12/15/04	3,010,396
3,217,000	Federal Home Loan Mortgage Corporation, 6.875%	1.17%	01/15/05	3,315,571
5,000,000	Federal Home Loan Mortgage Corporation, 6.875%	1.35%	01/15/05	5,148,545
2,325,000	Federal National Mortgage Association, 7.125%	1.52%	02/15/05	2,405,295
3,000,000	Federal National Mortgage Association, 7.125%	1.73%	02/15/05	3,099,412
TOTAL (cost — $53,534,974)				$53,534,974

CERTIFICATES OF DEPOSIT — 7.36%
$1,000,000	Premier Bank, Dubuque	1.40%	08/03/04	$1,000,000
250,000	Citizens Bank, Sac City	1.40%	08/13/04	250,000
1,000,000	Peoples Savings Bank, Charles City	1.45%	08/16/04	1,000,000
500,000	Premier Bank, Rock Valley	1.40%	08/25/04	500,000
500,000	Premier Bank, Rock Valley	1.40%	08/30/04	500,000
500,000	Farmers State Bank, Hawarden	1.45%	08/31/04	500,000
1,500,000	Union State Bank, Winterset	1.55%	09/07/04	1,500,000
500,000	First American Bank, Ames	1.55%	09/14/04	500,000
500,000	Tri County Bank & Trust, Cascade	1.55%	10/18/04	500,000
500,000	Great River Bank & Trust, Princeton	1.35%	10/18/04	500,000
900,000	First State Bank, Ida Grove	1.60%	11/25/04	900,000
500,000	Farmers State Bank, Hawarden	1.75%	11/29/04	500,000
1,000,000	Liberty Bank, West Des Moines	1.60%	12/08/04	1,000,000
500,000	First Central State Bank, DeWitt	2.10%	12/20/04	500,000
800,000	Exchange Bank, Collins	1.60%	01/07/05	800,000
250,000	Ft. Madison Bank & Trust, Ft. Madison	1.60%	01/14/05	250,000
250,000	Ft. Madison Bank & Trust, Ft. Madison	1.60%	01/21/05	250,000
500,000	Ft. Madison Bank & Trust, Ft. Madison	1.60%	01/27/05	500,000
1,000,000	Liberty Bank, West Des Moines	1.60%	02/03/05	1,000,000
1,000,000	Premier Bank, Dubuque	1.60%	02/04/05	1,000,000
250,000	Citizens Bank, Sac City	1.60%	02/10/05	250,000

See accompanying notes to financial statements.

PAR VALUE	DESCRIPTION	YIELD AT TIME OF PURCHASE	DUE DATE	AMORTIZED COST

1,000,000	St. Ansgar State Bank, St. Ansgar	1.60%	03/04/05	1,000,000
100,000	Maxwell State Bank, Maxwell	1.60%	03/22/05	100,000
1,000,000	First American Bank, Ames	2.45%	03/30/05	1,000,000
250,000	Citizens Bank, Sac City	1.65%	04/01/05	250,000
500,000	Ft. Madison Bank & Trust, Ft. Madison	1.75%	04/19/05	500,000
250,000	Maquoketa State Bank, Maquoketa	1.75%	04/21/05	250,000
200,000	Maxwell State Bank, Maxwell	1.75%	04/22/05	200,000
500,000	Ft. Madison Bank & Trust, Ft. Madison	1.75%	04/29/05	500,000
250,000	Citizens Bank, Sac City	2.45%	06/14/05	250,000
1,000,000	American Bank, LeMars	2.50%	06/14/05	1,000,000
TOTAL (cost — $18,750,000)				$18,750,000

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) — 70.17%
$63,500,000	Bear, Stearns & Company, Repurchase Agreement	1.40%	07/01/04	$63,500,000
51,802,000	Merrill Lynch, Repurchase Agreement	1.25%	07/01/04	51,802,000
63,500,000	UBS Securities, Repurchase Agreement	1.47%	07/01/04	63,500,000
TOTAL (cost — $178,802,000)				$178,802,000

TOTAL INVESTMENTS — 99.71% (cost — $254,078,254)				$254,078,254

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES — .29% (Includes $63,210 payable to IMG and $124,571 dividends payable to unitholders)				$739,856

NET ASSETS — 100%
	Applicable to 254,818,110 outstanding units			$254,818,110

NET ASSET VALUE:				$1.00
	Offering and redemption price per unit ($254,818,110 divided by 254,818,110 units outstanding)

See accompanying notes to financial statements.

FINANCIAL STATEMENTS

Iowa Public Agency Investment Trust
Statements of Operations — Diversified Portfolio
For the Years Ended June 30,

	2004	2003	2002	2001	2000

INVESTMENT INCOME:
Interest	$2,680,795	$4,035,199	$7,432,829	$14,889,152	$12,205,834

EXPENSES:
Investment advisory, administrative, and program support fees	824,382	1,039,192	878,974	799,428	675,117
Custody fees	119,774	128,349	346,055	314,294	263,064
Distribution fees	249,452	268,772	282,276	255,831	212,952
Other fees and expenses	9,369	67,193	70,569	63,958	53,238

Total Expenses	1,202,977	1,503,506	1,577,874	1,433,511	1,204,371

NET INVESTMENT INCOME	$1,477,818	$2,531,693	$5,854,955	$13,455,641	$11,001,463

Iowa Public Agency Investment Trust
Statements of Changes in Net Assets — Diversified Portfolio
For the Years Ended June 30,

	2004	2003

From Investment Activities:
Net investment income distributed to unitholders	$1,447,818	$2,531,693

From Unit Transactions: (at constant net asset value of $1 per unit)
Units sold	$941,862,304	$912,307,966
Units issued in reinvestment of dividends from net investment income	$1,447,818	$2,531,693
Units redeemed	(933,547,063)	(923,762,855)
Net increase (decrease) in net assets derived from unit transactions	9,793,059	(8,923,196)

Net assets at beginning of year	245,025,051	253,948,247

Net assets at end of year	$254,818,110	$245,025,051

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Iowa Public Agency Investment Trust - Diversified Portfolio

Selected Data for Each Unit of Portfolio Outstanding Through Each Year Ended June 30,	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Year	$1,000	$1.000	$1.000	$1.000	$1.000
Net Investment Income	0.006	0.009	0.021	0.053	0.051
Dividends Distributed	(0.006)	(0.009)	(0.021)	(0.053)	(0.051)
Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.60%	0.95%	2.14%	5.34%	5.13%
Ratio of Expenses to Average Net Assets	0.48%	0.56%	0.56%	0.56%	0.57%
Ratio of Net Investment Income to Average Net Assets	0.59%	0.94%	2.07%	5.34%	5.13%
Net Assets, End of Year (000 Omitted)	$254,818	$245,025	$253,948	$265,091	$216,460

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)                                 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest monies pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, and again on May 1, 1993. As amended, IPAIT is authorized to operate and now operates investment programs, one of which is the Diversified Portfolio. The accompanying financial statements include activities of the Diversified Portfolio. The objective of the portfolio is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. Wells Fargo Bank, N.A. (Wells Fargo), serves as the Custodian, and Investors Management Group (IMG) serves as the Investment Adviser, Administrator and Program Support Provider.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the year. Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

IPAIT has adopted GASB Statement No. 34, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments, as amended by Statement No. 37, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments: Omnibus, and modified by Statement No. 38, Certain Financial Statement Note Disclosures, (Statements Nos. 34, 37, and 38) effective July 1, 2002. Adoption of Statements Nos. 34, 37, and 38 had no impact on the net assets of the Diversified Portfolio of IPAIT. The Statements require IPAIT to add a section for Management’s Discussion and Analysis as supplementary information to precede the financial statements and can be located on page 17.

IPAIT is exposed to various risks in connection with operation of the Diversified Portfolio and adheres to policies which mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures. IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

Investments in Securities

The Diversified Portfolio consists of cash and short-term investments valued at amortized cost, which approximates market value, pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded daily on the accrual basis.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12 of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT’s custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT’s policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At June 30, 2004, the securities purchased under overnight agreements to resell were collateralized by government agency securities with a market value of $182,448,435.

Certificate of deposit amounts up to $100,000 are insured by the Federal Depository Insurance Company (FDIC). For public funds deposited in Iowa financial institutions in excess of the $100,000 FDIC insurance, the local financial institution must comply with Iowa Code Section 12c.22 to insure appropriate collateralization. Public funds not covered by FDIC or collateralization are covered by the state sinking fund in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT’s investments in securities are classified as category one. Category one consists of insured or registered securities or securities held by IPAIT or its agent in IPAIT’s name and is the most secure investment category description.

Unit Issues, Redemptions and Distributions

IPAIT determines the net asset value of the Diversified Portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income are declared daily and distributed monthly.

Income Taxes

IPAIT is exempt from both federal income taxes pursuant to Section 115 of the internal revenue code and state income taxes.

Fees and Expenses

Under separate agreements with IPAIT, IMG, the Investment Adviser, Administrator and Program Support Provider, and Wells Fargo, the Custodian, are paid an annual fee for operating the investment program.

From July 1, 2003 to August 27, 2003, IMG received .305 percent of the average daily net asset value up to $150 million, .260 percent from $150 to $300 million, and .215 percent exceeding $300 million for investment advisory and administrative fees. In addition, IMG received .100 percent of the average daily net asset value up to $250 million and .125 percent exceeding $250 million for program support fees. Beginning August 28, 2003, the investment advisory and administrative fees were reduced to .260 percent of the average daily net asset value up to $150 million, .215 percent from $150 to $250 million, and .170 percent exceeding $250 million. Beginning August 28, 2003, the program support fee was reduced to .080 percent of the average daily net asset value. For the year ended June 30, 2004 the Diversified Portfolio paid $824,382 to IMG for services provided.

Wells Fargo receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $300 million, and .040 percent exceeding $300 million for custodial services. For the year ended June 30, 2004, the Diversified Portfolio paid $119,774 to Wells Fargo for services provided.

Under a distribution plan the public agency associations collectively receive an annual fee of .100 percent of the daily net asset value of the portfolio. For the year ended June 30, 2004, the Diversified Portfolio paid $157,587 to the Iowa League of Cities, $58,908 to the Iowa State Association of Counties, and $32,957 to the Iowa Association of Municipal Utilities.

IPAIT is responsible for other fees and expenses incurred directly by IPAIT. Other fees and expenses were accrued daily at a rate of .025 percent of the average daily net asset value through August 28, 2003, and amounted to $9,369 for the year ended June 30, 2004. The accrual of .025 percent has been temporarily suspended through December 31, 2004. All fees are computed daily and paid monthly.

(2)                                 SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified Portfolio aggregated $45,997,369,189 for the year ended June 30, 2004. Proceeds from maturities of securities for the Diversified Portfolio aggregated $45,986,810,060 for the year ended June 30, 2004.

KPMG LLP 2500 Ruan Center 666 Grand Avenue Des Moines, IA 50309

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Unitholders
Iowa Public Agency Investment Trust:

We have audited the accompanying statement of net assets of the Direct Government Obligation Portfolio of the Iowa Public Agency Investment Trust (the Portfolio) as of June 30, 2004, and the related statements of operations for each of the years in the five-year period then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board. Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the Custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in note 1 to the financial statements, effective July 1, 2002, the Direct Government Obligation Portfolio of the Trust adopted the provisions of Governmental Accounting Standards Board (GASB) Statement No. 34, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments, GASB Statement No. 37, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments: Omnibus, and GASB Statement No. 38, Certain Financial Statement Disclosures.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Direct Government Obligation Portfolio of the Iowa Public Agency Investment Trust at June 30, 2004, and the results of its operations for each of the years in the five-year period then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented, in conformity with accounting principles generally accepted in the United States of America.

The management’s discussion and analysis on pages 26 to 27 is not a required part of the basic financial statements but is supplementary information required by accounting principles generally accepted in the United States of America. We have applied certain limited procedures, which consisted principally of inquiries of management regarding the methods of measurement and presentation of the supplementary information. However, we did not audit the information and express no opinion on it.

KPMG LLP

July 16, 2004

KPMG LLP, a U.S. limited liability partnership, is the U.S.
member firm of KPMG International, a Swiss Cooperative.

MANAGEMENT’S DISCUSSION & ANALYSIS

This section of the IPAIT DGO Portfolio’s annual Financial Statements presents Management’s Discussion and Analysis of the financial position and results of operations for the fiscal year ended June 30, 2004 (FY 04). This information is being presented to provide additional information regarding the activities of the Authority, pursuant to the requirements of Governmental Accounting Standards Board Statement No. 34, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments, Statement No. 37, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments: Omnibus, and Statement No. 38, Certain Financial Statement Note Disclosures (Statements Nos. 34, 37, and 38). This discussion and analysis should be read in conjunction with the Independent Auditor’s Report of KPMG LLP, the Financial Statements, and the accompanying notes.

In addition to the historical information, the Management’s Discussion and Analysis includes certain forward-looking statements that involve certain risks and uncertainties. The actual results of IPAIT’s DGO Portfolio may differ materially from the results expressed or implied in such forward-looking statements due to a wide range of factors including changes in general economic conditions, fluctuations in interest rates, and legislative changes.

Overview of the Financial Statements

The Management’s Discussion and Analysis provides an introduction to and overview of the basic financial statements of IPAIT’s DGO Portfolio. The following components comprise the financial statements: 1) Statement of Net Assets, 2) Statements of Operations, 3) Statements of Changes in Net Assets, 4) Financial Highlights, and 5) Notes to Financial Statements.

•                  The Statement of Net Assets shows the financial position (assets and liabilities) of the portfolio as of the date of the current fiscal year-end.

•                  The Statements of Operations displays the results of operations (income and expenses) of the portfolio for the five most recent fiscal years.

•                  The Statements of Changes in Net Assets portray participant/unitholder activity (distributions, sales, reinvestments, redemptions) of the portfolio for the two most recent fiscal years.

•                  The Financial Highlights depict per share/per unit information (net investment income, dividends distributed, net asset value, total return, ratios of expenses and net investment income to average net assets) and summary total net assets of the portfolio for the five most recent fiscal years.

•                  The Notes to Financial Statements describe significant accounting policies and disclose summary security transaction amounts of the portfolio.

Condensed Financial Information and Financial Analysis

Year-to-year variances in most financial statement amounts reported in IPAIT’s DGO Portfolio are most significantly impacted by the level of average net assets (which fluctuates based on the overall levels of participant/unitholder invested balances). Additionally, changes in the short-term interest rate environment (which follows the general trend established by monetary policy set by the Federal Reserve) contribute to year-over-year variances in the amount of investment income earned by the portfolio.

During FY 04, average net assets decreased 29.73 percent to $50,490,269 from average net assets of $71,854,148 during the fiscal year ended June 30, 2003 (FY 03) for the DGO Portfolio. While overnight rates remained stable at 1.00 percent through most of FY 04, one-year rates rose dramatically as the economic recovery became reality. The Federal Reserve raised the overnight rate in late June 2004 to 1.25 percent. The one-year rate gradually drifted upward during the first part of the year from 1.12 percent and shifted upward dramatically during the months of April, May and June to 2.33 percent, once the employment numbers began to firm up.

Condensed financial information and variance explanations for FY 04 and FY 03 follows.

Direct Government Obligation Portfolio:

	Balances as of June 30, 2004	Balances as of June 30, 2003	Percent Change
Total Investments	$37,465,472	$52,216,865	-28.25%
Net Assets	$37,532,248	$52,291,241	-28.22%
Investment Income	$520,560	$1,074,831	-51.57%
Total Expenses	$255,306	$416,758	-38.74%
Net Investment Income	$265,254	$658,073	-59.69%
Units Sold	30,120,495	43,658,241	-31.01%
Units Redeemed	45,144,742	58,486,403	-22.81%

Total investments and net assets declined 28.25 percent and 28.22 percent, respectively, comparing June 30, 2004 and June 30, 2003 amounts, due to scheduled withdrawals causing a decrease of participant balances at FY 04. Investment income and net investment income decreased 51.57 percent and 59.69 percent, respectively, during FY 04 compared to FY 03 primarily due to the lower interest rate environment and partially due to lower average net assets. Total expenses decreased 38.74 percent during FY 04 compared to FY 03 due to a reduction both in investment advisory and administrative fees as well as lower average net assets. Both units sold and units redeemed decreased 31.01 percent and 22.81 percent respectively due to limited money movement within the portfolio. The DGO portfolio is for use of restricted funds with specific payout schedules. In FY 04, there was less of a need for funds so money movement decreased from FY 03.

FINANCIAL STATEMENTS

Iowa Public Agency Investment Trust — Direct Government Obligation Portfolio

Statement of Net Assets — June 30, 2004

(Showing Percentage of Net Assets)

PAR VALUE	DESCRIPTION	YIELD AT TIME OF PURCHASE	DUE DATE	AMORTIZED COST

DISCOUNTED GOVERNMENT SECURITIES — 6.17%
$1,000,000	United States Treasury Bill	1.03%	10/07/04	$997,251
325,000	Israel Government Trust Certificate	1.45%	11/15/04	323,254
1,000,000	Israel Government Trust Certificate	1.22%	11/15/04	995,459
TOTAL (cost — $2,315,964)				$2,315,964

COUPON SECURITIES — 26.62%
$1,000,000	United States Treasury, 2.25%	0.91%	07/31/04	$1,001,151
1,000,000	Housing and Urban Development, 2.36%	1.07%	08/01/04	1,001,114
1,500,000	Private Export Funding, 6.31%	1.20%	09/30/04	1,518,901
400,000	Private Export Funding, 6.31%	1.37%	09/30/04	404,872
1,000,000	United States Treasury, 1.875%	1.24%	09/30/04	1,001,564
1,000,000	United States Treasury, 2.125%	1.05%	10/31/04	1,003,577
1,000,000	United States Treasury, 5.875%	1.40%	11/15/04	1,016,581
1,000,000	United States Treasury, 1.75%	1.03%	12/31/04	1,003,574
1,000,000	United States Treasury, 1.625%	1.20%	01/31/05	1,002,479
1,000,000	United States Treasury, 7.50%	1.56%	02/15/05	1,036,695
TOTAL (cost — $9,990,508)				$9,990,508

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) — 67.03%
$9,300,000	Bear, Stearns & Company, Repurchase Agreement	1.20%	07/01/04	$9,300,000
6,559,000	Merrill Lynch, Repurchase Agreement	1.05%	07/01/04	6,559,000
9,300,000	UBS Securities, Repurchase Agreement	1.23%	07/01/04	9,300,000
TOTAL (cost — $25,159,000)				$25,159,000

TOTAL INVESTMENTS — 99.82% (cost — $37,465,472)				$37,465,472

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES — .18%
(Includes $11,299 payable to IMG and $18,148 dividends payable to unitholders)				$66,776

NET ASSETS — 100%
Applicable to 37,532,248 outstanding units				$37,532,248

NET ASSET VALUE:				$1.00
Offering and redemption price per unit ($37,532,248 divided by 37,532,248 units outstanding)

See accompanying notes to financial statements.

Iowa Public Agency Investment Trust

Statements of Operations - Direct Government Obligation Portfolio

For the Years Ended June 30,

	2004	2003	2002	2001	2000
INVESTMENT INCOME:
Interest	$520,560	$1,074,831	$1,827,701	$3,578,957	$3,577,873

EXPENSES:
Investment advisory, administrative, and program support fees	177,379	291,012	254,067	206,391	215,189
Custody fees	25,314	35,927	96,238	78,179	81,511
Distribution fees	50,629	71,855	76,990	62,543	65,209
Other fees and expenses	1,984	17,964	19,247	15,635	16,302

Total Expenses	255,306	416,758	446,542	362,748	378,211

NET INVESTMENT INCOME	$265,254	$658,073	$1,381,159	$3,216,209	$3,199,662

Iowa Public Agency Investment Trust

Statements of Changes in Net Assets — Direct Government Obligation Portfolio

For the Years Ended June 30,

	2004	2003
From Investment Activities:
Net investment income distributed to unitholders	$265,254	$658,073

From Unit Transactions:
(at constant net asset value of $1 per unit)
Units sold	$30,120,495	$43,658,241
Units issued in reinvestment of dividends from net investment income	265,254	658,073
Units redeemed	(45,144,742)	(58,486,403)
Net increase (decrease) in net assets derived from unit transactions	(14,758,993)	(14,170,089)

Net assets at beginning of year	52,291,241	66,461,330

Net assets at end of year	$37,532,248	$52,291,241

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Iowa Public Agency Investment Trust – Direct Government Obligation Portfolio

Selected Data for Each Unit of Portfolio Outstanding Through Each Year Ended June 30,	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000
Net Investment Income	0.005	0.009	0.018	0.052	0.050
Dividends Distributed	(0.005)	(0.009)	(0.018)	(0.052)	(0.050)
Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.53%	0.91%	1.85%	5.16%	4.98%
Ratio of Expenses to Average Net Assets	0.51%	0.58%	0.58%	0.58%	0.58%
Ratio of Net Investment Income to Average Net Assets	0.53%	0.92%	1.79%	5.16%	4.98%
Net Assets, End of Year (000 Omitted)	$37,532	$52,291	$66,461	$59,976	$45,366

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)            SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest monies pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, and again on May 1, 1993. As amended, IPAIT is authorized to operate and now operates investment programs, one of which is the Direct Government Obligation Portfolio. The accompanying financial statements include activities of the Direct Government Obligation Portfolio. The objective of the portfolio is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. Wells Fargo Bank, N.A. (Wells Fargo), serves as the Custodian, and Investors Management Group (IMG) serves as the Investment Adviser, Administrator, and Program Support Provider.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the year. Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

IPAIT has adopted GASB Statement No. 34, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments, as amended by Statement No. 37, Basic Financial Statements - and Management’s Discussion and Analysis - for State and Local Governments: Omnibus, and modified by Statement No. 38, Certain Financial Statement Note Disclosures, (Statements Nos. 34, 37, and 38) effective July 1, 2002. Adoption of Statements Nos. 34, 37, and 38 had no impact on the net assets of the Direct Government Obligation Portfolio of IPAIT. The Statements require IPAIT to add a section for Management’s Discussion and Analysis as supplementary information to precede the financial statements and can be located on page 26.

IPAIT is exposed to various risks in connection with operation of the Direct Government Obligation Portfolio and adheres to policies which mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures. IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

Investments in Securities

The Direct Government Obligation Portfolio consists of cash and short-term investments valued at amortized cost, which approximates market value, pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded daily on the accrual basis.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT’s custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT’s policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At June 30, 2004, the security purchased under an overnight agreement to resell was collateralized by government securities with a market value of $25,694,292.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT’s investments in securities are classified as category one. Category one consists of insured or registered securities or securities held by IPAIT or its agent in IPAIT’s name and is the most secure investment category description.

Unit Issues, Redemptions and Distributions

IPAIT determines the net asset value of the DGO Portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income are declared daily and distributed monthly.

Income Taxes

IPAIT is exempt from both federal income taxes pursuant to Section 115 of the internal revenue code and state income taxes.

Fees and Expenses

Under separate agreements with IPAIT, IMG, the Investment Adviser, Administrator and Program Support Provider, and Wells Fargo, the Custodian, are paid an annual fee for operating the investment programs.

From July 1, 2003 to August 27, 2003, IMG received .305 percent of the average daily net asset value up to $150 million, .260 percent from $150 to $300 million, and .215 percent exceeding $300 million for investment advisory and administrative fees. In addition, IMG received .100 percent of the average daily net asset value up to $250 million and .125 percent exceeding $250 million for program support fees. Beginning August 28, 2003, the investment advisory and administrative fees were reduced to .260 percent of the average daily net asset value up to $150 million, .215 percent from $150 to $250 million, and .170 percent exceeding $250 million. Beginning August 28, 2003, the program support fee was reduced to .080 percent of the average daily net asset value. For the year ended June 30, 2004 the DGO Portfolio paid $177,379 to IMG for services provided.

Wells Fargo receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $300 million, and .040 percent exceeding $300 million for custodial services. For the year ended June 30, 2004, the DGO Portfolio paid $25,314 to Wells Fargo for services provided.

Under a distribution plan the public agency associations collectively receive an annual fee of .100 percent of the daily net asset value of the portfolio. For the year ended June 30, 2004, the DGO Portfolio paid $46,777 to the Iowa League of Cities and $3,852 to the Iowa Association of Municipal Utilities.

IPAIT is responsible for other fees and expenses incurred directly by IPAIT. Other fees and expenses were accrued daily at a rate of .025 percent of the average daily net asset value through August 28, 2003, and amounted to $1,984 for the year ended June 30, 2004. The other fees and expenses accrual of .025 percent has been temporarily suspended through December 31, 2004. All fees are computed daily and paid monthly.

(2)                                 SECURITIES TRANSACTIONS

Purchases of portfolio securities for the DGO Portfolio aggregated $10,307,089,148 for the year ended June 30, 2004. Proceeds from maturities of securities for the DGO Portfolio aggregated $10,321,597,129 for the year ended June 30, 2004.

INVESTMENT SECTION

FUND FACTS SUMMARY

DIVERSIFIED FUND FACTS

as of June 30, 2004

Investment Strategy/Goals: To provide a safe, liquid, effective investment alternative for the operating and reserve funds for Iowa’s municipalities, counties, municipal utilities and other eligible public agencies by jointly investing participant funds in a professionally managed portfolio of short-term, high-quality, legally authorized marketable securities.

Date of Inception: November 13, 1987

Total Net Assets: $255 million

Benchmarks: iMoneyNet U.S. Government & Agencies Money Fund Report Index, Iowa Code Chapter 74A 32-89 day Public Fund Rates, and Iowa Code Chapter 74A 90-179 day Public Fund Rates.

Performance Objective: To provide the highest level of current income from investment in a portfolio of U.S. government and agency securities, certificates of deposit in Iowa financial institutions, and other authorized securities collateralized by U.S. government and agency securities as is consistent with, in order of priority, preservation of principal and provision of necessary liquidity.

Investment Adviser:

Investors Management Group

Management Fees:

Sliding scale from twelve basis points (0.12%) to seven basis points (0.07%)

Total Expense Ratio:

Sliding scale from forty-one and one-half basis points (0.415%) to fifty-one and one-half basis points (0.515%)

DIRECT GOVERNMENT OBLIGATION (DGO) FUND FACTS

as of June 30, 2004

Investment Strategy/Goals: To provide a safe, liquid, effective investment alternative for the bond proceeds, operating and reserve funds for Iowa’s municipalities, counties, municipal utilities and other eligible public agencies that are limited to investment in only direct obligations of the U.S. government by jointly investing participant funds into a professionally managed portfolio of short-term, eligible marketable securities.

Date of Inception: September 1, 1988

Total Net Assets: $38 million

Benchmarks: iMoneyNet U.S. Treasury & Repo Money Fund Report Index, Iowa Code Chapter 74A 32-89 day Public Fund Rates, and Iowa Code Chapter 74A 90-179 day Public Fund Rates.

Performance Objective: To provide the highest level of income from investment in a portfolio of U.S. government securities as is consistent with, in order of priority, preservation of principal and provision of necessary liquidity.

Investment Adviser: Investors Management Group

Management Fees: Sliding scale from twelve basis points (0.12%) to seven basis points (0.07%)

Total Expense Ratio: Sliding scale from forty-one and one-half basis points (0.415%) to fifty-one and one-half basis points (0.515%)

DIVERSIFIED FUND AND

DIRECT GOVERNMENT OBLIGATION FUND

INVESTMENT RESULTS REVIEW

Fiscal Year Ended June 30, 2004

Introduction

The Diversified Fund and the DGO Fund are each short-term investment pools of high-quality money market instruments. Each pool has been registered since May of 1993 with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. Each is operated in accordance with 17 C.F.R. Section 270.2a-7 (Rule 2a-7). Each pool complied voluntarily with all Rule 2a-7 money market fund operating guidelines from inception.

The Diversified Fund is made up of a professionally managed portfolio of U.S. government and federal agency securities, certificates of deposit issued by Iowa financial institutions and perfected repurchase agreements, the latter collateralized by U.S. government and federal agency securities. The Diversified Fund is typically used for the investment of all public funds subject to the Iowa public funds statutory provisions invested by a participant unless other participant-specific investment restrictions exist.

The DGO Fund is identical in every respect to the Diversified Fund except that it is invested exclusively in direct U.S. government obligations and repurchase agreements collateralized by direct U.S. government obligations. The DGO Fund is typically used to invest those public funds of a participant that are subject to more stringent investment restrictions than those provided by Iowa public fund statutes, for example bond proceeds whose investment alternatives may be limited to the types of securities found in the DGO Fund.

The investment objective of both the Diversified Fund and the DGO Fund is to provide as high a level of current income as is consistent with preservation of invested principal and provision of adequate liquidity to meet participants’ daily cash flow needs. As a general policy, all purchased securities will be held until they mature. However, in an effort to increase yields, IPAIT may sell securities and realize capital gains when there are perceived disparities between maturities for various categories of authorized investments. Summaries of all security trades for each Fund are regularly provided monthly to the IPAIT Board of Trustees for review.

Both portfolios have been managed by IMG, IPAIT’s Des Moines, Iowa-based investment adviser, since inception. Aggregate cash flows for each Fund are monitored daily and compared to respective Fund cash flow patterns of previous periods. Fund cash flow patterns throughout the fiscal period, as compared to previous years, have traditionally been generally repetitive. Seventeen years of operating history create a very helpful tool to gauge necessary pool liquidity needs.

The Diversified Fund actively monitors rates offered by Iowa financial institutions for public funds certificates of deposit. Institutions experiencing strong loan demand typically offer rates that are at or above those available for marketable securities, presenting a helpful portfolio investment alternative.

To assure adequate liquidity for anticipated and unanticipated participant withdrawals, IPAIT continually monitors the weighted average maturity (WAM) of both the Diversified Fund and the DGO Fund. Each Fund’s WAM is similarly compared to the iMoneyNet Financial Data average for all registered money market funds. Presented below is the WAM for each Fund as compared to the iMoneyNet Financial Data average for all similar registered money market funds for the fiscal period.

Each Fund accrues interest income daily and pays accrued income monthly to participant accounts. Interest is paid on the first business day of the month following accrual. Daily income amounts and investment returns are calculated by the amortized cost method. Under this method, a security is initially valued at cost on the date of purchase and, thereafter, any premium or discount is amortized on a straight-line basis to maturity.

The IPAIT Administrator-Adviser values each Fund’s portfolio weekly at current market value, based upon actual market quotations. Each Fund’s current market valuation is compared to that Fund’s current amortized cost basis. In accordance with the established operating parameters of Rule 2a-7 and IPAIT’s internal controls and procedures, any deviation in net asset value based upon available market quotations from each Fund’s $1.00 amortized cost per unit is carefully monitored. Deviations may never exceed 0.5 percent. Illustrated below are the amortized cost versus market value per unit comparisons for the past three fiscal years for each Fund.

The Diversified Fund’s investment performance is regularly compared to three established benchmarks, the iMoneyNet Financial Data average rate for all registered Rule 2a-7 money market funds investing in U.S. government and federal agency securities, the Iowa Code Chapter 74A rate for 32-89, and 90-179 day certificates of deposit issued by Iowa financial institutions for public funds in the state.

The DGO Fund is similarly compared to the iMoneyNet Financial Data average rate for all Rule 2a-7 money market funds that invest in only direct obligations of the U.S. government as well as the Iowa Code Chapter 74A rates for 32-89, and 90-179 day certificates of deposit.

The Iowa Code Chapter 74A rates are distributed monthly by the state Treasurer’s office for various investment periods and are intended to be the minimum rates at which Iowa financial institutions can accept public funds for timed deposits. While a public body must commit funds for minimum periods of time to access Chapter 74A rates, IPAIT’s Diversified Fund and DGO Fund typically offer rates at or above the Chapter 74A benchmarks with complete daily liquidity.

Risk Profile

Both the Diversified Fund and the DGO Fund are low in risk profile. Both Funds limit portfolio investments to:

1. No single portfolio investment may exceed the 397 days as outlined in Rule 2a-7.

2. The weighted average maturity may never exceed 90 days.

In addition to the above investment maturity restrictions common to both Funds, the Diversified Fund limits itself to U.S. government and federal agency securities,

perfected repurchase agreements collateralized by U.S. government and federal agency securities and Iowa financial institution certificates of deposit. The DGO Fund further limits itself to only direct obligations of the U.S. government and perfected repurchase agreements collateralized by direct obligations of the U.S. government. This combination of short average maturities and extremely high-quality credit instruments provides eligible Iowa public fund investors with a safe, effective investment alternative.

As noted previously, both the Diversified Fund and the DGO Fund carefully limit themselves to high credit-quality securities. In addition, IPAIT monitors a broad array of economic indicators as well as activities of the Federal Reserve Board to be able to position each Fund’s WAM to take advantage of projected interest rate environments. The Diversified and DGO Funds responded to changing market conditions by increasing the WAM of the Funds closer to the benchmark. The WAM on the Diversified Fund rose from 27 days to 40 days and the WAM for the DGO Fund rose from 15 days to 41 days in response to the steepening yield curve which provided incentive to invest in assets out six months to one year. This enabled portfolio yields to rise as assets were added further out the yield curve at higher rates. Certificates of deposit issued by Iowa banks rose as a percentage of the Diversified Fund as investment opportunities in that sector were more plentiful, and coupon agency bonds rose as a percentage of the DGO Fund as they offered better yield further out the yield curve.

It is important to note that portfolio liquidity needs for the program must control evaluation of alternative portfolio management opportunities at all times. For example, if historical cash flow analysis indicates that participants will need to withdraw funds, material extension of either Fund’s portfolio is not a viable alternative.

Participation membership by affiliation concentration for both the Diversified and DGO Portfolios are illustrated in the following graphs.

Performance Summary

For the one-year period ended June 30, 2004, the Diversified Fund and DGO Fund reported a ratio of net investment income to average net assets of .59 percent and .53 percent respectively, net of all operating expenses. These figures exceeded the iMoneyNet Indices for each Fund, which returned .37 percent and .31 percent respectively for the fiscal period.

Although both the Diversified Fund and the DGO Fund are liquidity pools, their performance over time has consistently exceeded the iMoneyNet Index as illustrated below.

Also illustrated below are the historical returns for both the Diversified Fund and the DGO Fund for the most recent one, three and five year periods.

Fees and Commissions

All assets invested in the Diversified Fund and the DGO Fund incur the Total Expense Ratio respective to each portfolio as noted in the Fund Facts Summary for each portfolio noted at the beginning of this Investment Section. There are no additional fees or commissions paid by participants in either portfolio.

Example:

These tables describe the fees and expenses a participant may pay if they buy and hold shares of the Funds. The expense examples are to help the participant compare the cost of investing in the Funds with the cost of investing in other funds. This assumes the participant invests $1,000 in each Fund for the periods indicated, has a one percent return each year and the funds’ expenses remain constant. The actual cost may be higher or lower.

IPAIT Diversified

Entity	Fee Type	Basis Points per Net Assets		Expense Examples
			After 1 year	$5
IMG	Program Support	8	After 3 years	$16
Various*	Sponsoring Association	10	After 5 years	$26
Adminstration Fund**	Miscellaneous	2.5	After 10 years	$53

		Basis Points per Net Assets
Entity	Fee Type	Up to 150MM	150-250MM	> 250MM

IMG	Adviser	12	9.5	7
IMG	Administrator	14	12	10

		Basis Points per Net Assets
		Up to 150MM	150-300MM	> 300MM
Wells Fargo	Custodial	5	4.5	4
	Total Fund Expenses	51.5	(This fiscal year’s actual expense was 48 bps based on sliding scale fee)

*	Includes:	Iowa League of Cities
Iowa State Association of Counties
Iowa Association of Municipal Utilities

**          Administration Fund accrual of 2.5 bps was suspended as of 8/28/03.  Had the fee waiver been in effect for the fiscal year, total expenses would have been 49 bps.  This fee waiver may be reduced or eliminated at any time.

IPAIT DGO

Entity	Fee Type	Basis Points per Net Assets		Expense Examples
			After 1 year	$5
IMG	Program Support	8	After 3 years	$16
Various*	Sponsoring Association	10	After 5 years	$26
Adminstration Fund**	Miscellaneous	2.5	After 10 years	$53

		Basis Points per Net Assets
Entity	Fee Type	Up to 150MM	150-250MM	> 250MM

IMG	Adviser	12	9.5	7
IMG	Administrator	14	12	10

		Basis Points per Net Assets
		Up to 150MM	150-300MM	> 300MM
Wells Fargo	Custodial	5	4.5	4
	Total Fund Expenses	51.5	(This fiscal year’s actual expense was 51 bps based on sliding scale fee)

*	Includes:	Iowa League of Cities
Iowa Association of Municipal Utilities

**          Administration Fund accrual of 2.5 bps was suspended as of 8/28/03.  Had the fee waiver been in effect for the fiscal year, total expenses would have been 49 bps.  This fee waiver may be reduced or eliminated at any time.

Statement of Additional Information (SAI)

The SAI has additional information about the Funds’ Directors and is available without charge, upon request, by calling 1-800-872-4024.

Schedule of Portfolio Holdings

A complete schedule of portfolio holdings is filed with the SEC for the first and third quarters on Form N-Q. It is available at www.sec.gov, or by phone at 1-800-SEC-0330, or by mail at Public Reference Section, SEC, Washington DC 20549 (duplicating fee required) or upon request from IPAIT at 1-800-872-4024.

Proxy Voting

The SEC requires an annual report of the proxy voting record of the Trust. Because the investments allowable under Iowa law restrict the investments for IPAIT to securities to which proxy voting does not apply, IPAIT does not have a proxy voting policy and will report no proxy votes on the Form N-PX. The law appears to require the filing of the Form N-PX, and this disclosure, even though the Form N-PX will contain no votes. Form N-PX is available at www.sec.gov, or by phone at 1-800-SEC-0330, or by mail at Public Reference Section, SEC, Washington DC 20549 (duplicating fee required) or upon request from IPAIT at 1-800-872-4024.

INVESTMENT COMMENTARY

June 30, 2004

As expected, the economy improved over the last twelve months. Employment data improved considerably and was also fueled by revisions to first quarter 2004 reports. The employment recovery is starting to emulate that of the early nineties before the long bull market of the mid nineties. The employment picture should continue to improve as the economic recovery matures.

But while the economy remains strong, is its pace of growth slowing? After all, the tax cut is now a year old, the Fed has begun to tighten, cash from home refinancing is dwindling and some of the recent data has been soft. Perhaps the Fed senses this fragility and this is why it is being so timid hiking rates.

We do not buy a slowdown argument on either theoretical or empirical grounds. It is too early to see a reversal of monetary and fiscal stimulus. It normally takes six months to see significant impact from monetary tightening and the fiscal stimulus doesn’t end until December 31, when special incentives for capital spending expire. While the year-over-year rate of growth may be decelerating, overall growth should remain strong.

Recent economic data has been erratic rather than depressed. A few reports have been weaker than expected including payroll employment, durable goods orders, and early indicators for consumer spending during the month of June. These reports are volatile on a month-by-month basis but trends remain strong.

Employment, while expected to remain robust, appears to be plateauing as to the dramatic gains achieved over the past quarter. Initial unemployment claims remain very low signaling continued strength. The measure of those willing to leave their jobs is increasing and can be a gauge of confidence in employment prospects.

Also while durable goods orders have declined over the last two months, factory orders continue to improve and ISM manufacturing survey data confirm demand remains strong and idle capacity is quickly being absorbed.

We think something that is more concerning are the factors that could push inflation higher.

First, pricing power will likely increase as economic growth is sustained. Many core goods are rising in price, which are often not captured in surveys or statistics. For example, more and more manufacturers of food goods package less food at the same price. Also manufacturers are seeing rising backlogs, while suppliers are realizing longer delivery times due to excess demand. All are inflationary in nature.

Second, as workers become more confident in job market prospects, demands will rise for higher wages as workers recognize their higher productivity and start to demand a bigger share of the income pie. As the job market continues to improve, wage pressures will increase.

Third, if commodity prices remain high or begin to rise again, manufacturers and service providers will no longer be able to absorb the cost and will look to pass them on in a much friendlier disposable income environment.

In practice it is very hard to measure accurately the exact measure of inflation. However, there are enough elements in the economy that are highly correlated with inflation that are beginning to signal concerns.

With the Fed now in a tightening mode, skeptics are arguing higher rates will stall growth and set the economy back. We believe the rate environment is, and will remain, accommodative even if rates move higher. We remain at historically low rates and a move to slightly higher rates will likely have minimal impact on the sustainability of growth.

As we position portfolios, we remain optimistic about domestic growth potential. While economic data has softened, we are optimistic that trends established earlier this year will continue. We are becoming increasingly concerned inflation could trend higher as the economic expansion continues, however we are not concerned that inflation will get out of control. The Fed has been and will continue to be diligent in keeping inflation contained. The greatest challenge they will have is knowing when to increase rates to stave off inflation without stalling the economic expansion.

/s/ Jeffrey D. Lorenzen

Jeffrey D. Lorenzen
Investors Management Group

IPAIT INVESTMENT POLICY

SECTION 1-SCOPE OF INVESTMENT POLICY

The Investment Policy of the Iowa Public Agency Investment Trust (IPAIT) shall apply to all funds invested on behalf of participants accounted for in the IPAIT financial statements. Each investment made pursuant to this Investment Policy must be authorized by applicable law and this written Investment Policy.

This Investment Policy is intended to comply with Iowa Code chapters 28E, 12B and 12C.

Upon passage and upon future amendment, if any, copies of this Investment Policy shall be delivered to all of the following:

1. The IPAIT Board of Trustees.

2. All IPAIT depository institutions or fiduciaries.

3. The auditor engaged to audit any fund of IPAIT.

SECTION 2-FUNDAMENTAL INVESTMENT RESTRICTIONS

A. Unless otherwise specified below, none of the portfolios will:

1.               Invest more than 5 percent of the value of their total assets in the securities of any one federally insured Iowa depository institution (other than securities of the U.S. government or its agencies or instrumentalities).

2.               Invest 25 percent or more of the value of their total assets in the securities of issuers conducting their principal business activities in any one industry, including financial institutions. This restriction does not apply to securities of the U.S. government or its agencies and instrumentalities and repurchase agreements relating thereto.

3.               Issue any senior securities (as defined in the Investment Company Act of 1940, as amended).

4.               Mortgage, pledge or hypothecate their assets.

5.               Make short sales of securities or maintain a short position.

6.               Purchase any securities on margin.

7.               Write, purchase or sell puts, calls or combinations thereof.

8.               Purchase or sell real estate or real estate mortgage loans.

9.               Invest in restricted securities or invest more than 10 percent of the Portfolio’s net assets in repurchase agreements with a maturity of more than seven days, and other liquid assets, such as securities with no readily available market quotation.

10.         Underwrite the securities of other issuers.

11.         Invest in any securities in contravention of the provisions of Rule 2a-7 of the Investment Company Act of 1940 as it presently exists or as it may hereafter be amended.

B. Prohibited Investments

Assets of IPAIT shall not be invested in the following:

1.               Reverse repurchase agreements.

2.               Futures and options contracts.

3.               Any security with a remaining maturity of more than 397 days in conformity with Rule 2a-7.

C. Prohibited Investment Practices

The following investment practices are prohibited:

1.               Trading of securities for speculation or the realization of short-term trading gains.

2.               Investing pursuant to a contract providing for the compensation of an agent or fiduciary based upon the performance of the invested assets.

3.               If a fiduciary or other third party with custody of public investment transaction records of IPAIT fails to produce requested records when requested by IPAIT or its agents within a reasonable time, IPAIT shall make no new investment with or through the fiduciary or third party and shall not renew maturing investments with or through the fiduciary or third party.

D. Management Policies and Procedures

Following are the fundamental management policies and procedures for IPAIT. All investments shall be maintained in separate IPAIT custodial accounts, segregated by Portfolio on behalf of IPAIT Participants.

1.               Each purchase or sale of a security must be handled on a delivery-versus-payment (DVP) basis.

Funds for the purchase of an investment shall not be released to the seller until the security is delivered to the IPAIT Custodian. Conversely, a sold security shall not be released to the buyer until funds for the purchase price of the security have been received by the IPAIT Custodian.

2.               “Free delivery” transactions are prohibited. The Custodian shall never release assets from the IPAIT custodial accounts until the funds for the investment are delivered.

3.               Any material deviation (greater than 0.5 percent) from the amortized cost of investments shall be promptly reported by the Adviser to the Board of Trustees. If such deviation exceeds 0.5 percent, the Adviser will consider what action, if any, should be initiated to reasonably eliminate or reduce material dilution or other unfair results to Participants. Such action may include redemption of Trust Units in kind, selling portfolio securities prior to maturity, withholding distributions or utilizing a net asset value per Trust Unit based upon available market quotations.

4.               The frequent trading of securities, including day trading for the purpose of realizing short-term gains, the purchase and sale of futures and options to buy or sell authorized investments, reverse repurchase agreements, and other similar speculative transactions are expressly prohibited.

5.               IPAIT may not make any investment other than Permitted Investments authorized by the provisions of the law applicable to the investment of funds by the Participants, as such laws may be amended from time to time.

6.               IPAIT may not purchase any Permitted Investment if the effect of such purchase by IPAIT would be to make the average-dollar-weighted maturity of a portfolio greater than 90 days.

7.               IPAIT may not borrow money or incur indebtedness whether or not the proceeds thereof are intended to be used to purchase Permitted Investments.

8.               IPAIT may not make loans, provided that IPAIT may make Permitted Investments.

9.               IPAIT may not purchase securities or shares of investment companies or any entities similar to IPAIT.

The restrictions set forth above are fundamental to the operation and activities of IPAIT and may not be changed without the affirmative approval, in writing, of a majority of the Participants entitled to vote, except that such restrictions may be changed by the Trustees so as to make them more restrictive when necessary to conform the investment program and activities of IPAIT to the laws of the State of Iowa and the United States of America as they may from time to time be amended.

The above investment restrictions shall not be changed without the vote of a majority of the Participants in a Portfolio. “Majority” means the lesser of (a) 67 percent of the Trust’s or a Portfolio’s outstanding Trust Units voting at a meeting of the Participants at which more than 50 percent of the outstanding Trust Units are represented in person or by proxy or (b) a majority of the Trust’s or a Portfolio’s outstanding Trust Units.

Provided, however, the Trust may invest Portfolio assets pursuant to the maximum extent possible by Iowa law governing investments by public agencies and Rule 2a-7 and any change in the restrictions of the Iowa law governing investments by public agencies and Rule 2a-7 shall be deemed to be adopted by the Trust, and such change shall not require the approval of the Participants.

Any investment restrictions or limitations referred to above which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

SECTION 3-DELEGATION OF AUTHORITY

The responsibility for conducting IPAIT investment transactions resides with the IPAIT Board of Trustees. Certain responsibilities have been delegated to the Administrator-Adviser, the Custodian and the Bank Trust Services provider (the “Service Providers”) pursuant to the Administrator-Adviser Agreement, the Custodian Agreement and the Bank Trust Services Agreement with amendments as may be adopted from time to time and the current Information Statement (the “Documents”).

Each Service Provider shall individually notify the IPAIT Board of Trustees in writing within 30 days of receipt of all communications from the auditor of any Service Provider or any regulatory authority of the existence of a material weakness in internal control structure of the Service Provider or regulatory orders or sanctions regarding the type of services being provided to IPAIT by the Service Provider.

The records of investment transactions made by or on behalf of IPAIT are public records and are the property of IPAIT whether in the custody of IPAIT or in the custody of a fiduciary or other third party.

SECTION 4-OBJECTIVES OF INVESTMENT POLICY

The primary objectives, in order of priority, of all investment activities involving the financial assets of IPAIT shall be the following:

1.    Safety: Safety and preservation of principal in the overall portfolio is the foremost investment objective.

2.    Liquidity: Maintaining the necessary liquidity to match expected liabilities is the second investment objective.

3.    Return: Obtaining a reasonable return is the third investment objective.

SECTION 5-PRUDENCE

The Board of Trustees, when providing for the investment of deposit of public funds in the IPAIT program, shall exercise the care, skill, prudence and diligence under the circumstances then prevailing that a person acting in a like capacity and familiar with such matters would use to attain the Section 4 investment objectives.

SECTION 6-INSTRUMENTS ELIGIBLE FOR INVESTMENT

Assets of IPAIT may be invested in the following, all as more fully described in the IPAIT Information Statement:

•             Obligations of the U.S. government, its agencies and instrumentalities.

•             Certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12C.

•             Repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that the Custodian takes delivery of the collateral either directly or through an authorized custodian.

All instruments eligible for investment are further qualified by all other provisions of this Investment Policy, including Section 7, Diversification and Investment Maturity Limitations.

SECTION 7-DIVERSIFICATION AND INVESTMENT MATURITY LIMITATIONS

It is the policy of IPAIT to diversify portfolio investments in the Diversified Portfolio and the Direct Government Obligation (DGO) Portfolio. As described in the Information Statement, portfolio investments in the Diversified Portfolio and the Direct Government Obligation Portfolio are limited to the following:

1. No individual investment may exceed the 397 days as outlined in Rule 2a-7.

2. The maximum average maturity of all portfolio investments may not exceed 90 days.

Pursuant to IPAIT policies as disclosed in the Documents, Participants may also individually invest in Fixed Term Program investments.

SECTION 8-SAFEKEEPING AND CUSTODY

All invested assets of Participants in the Portfolios shall be held in accordance with the Custodian Agreement.

All invested assets eligible for physical delivery shall be secured by having them held at a third-party custodian. All purchased investments shall be held pursuant to a written third-party custodial agreement requiring delivery versus payment. No assets may be delivered out of the IPAIT account without full payment (no “free deliveries” shall be permitted).

SECTION 9-REPORTING

The Service Providers shall submit all reports required in the Documents.

SECTION 10-INVESTMENT POLICY REVIEW AND AMENDMENT

This Investment Policy shall be reviewed annually or more frequently as appropriate.  Notice of amendments to the Investment Policy shall be promptly given to all parties noted in Section 1.

SECTION 11-EFFECTIVE DATE

This Investment Policy shall be effective as of May, 1993.

Passed and approved this 20th day of April, 1993.

As amended August 25, 2004.

INVESTING AND NON-INVESTING PARTICIPANTS

DIVERSIFIED AND DIRECT GOVERNMENT OBLIGATION FUND

$0-$50,000 Assets Invested

Brooklyn Municipal Utilities

Cascade Municipal Utilities

Central IA Juvenile Detention Commission

City of Adel

City of Ames - DGO

City of Badger

City of Burlington

City of Callender

City of Corning

City of Corydon

City of Dayton

City of Dunkerton

City of Earlham

City of Earlville

City of Early

City of Evansdale

City of Fairbank

City of Fairfield

City of Grand Mound

City of Grimes

City of Grinnell

City of Grundy Center

City of Jefferson

City of Letts

City of Lovilia

City of Maquoketa

City of Martensdale

City of Massena

City of Melcher-Dallas

City of New Virginia

City of Orange City

City of Ottumwa

City of Panora

City of Red Oak

City of Ringsted

City of Spragueville

City of Springbrook

City of Wesley

City of Westfield

City Utility of Epworth

City Utility of Fredericksburg

City Utility of Harlan

City Utility of Mallard

City Utility of Martensdale

City Utility of Murray

City Utility of New Hampton

City Utility of Orange City

City Utility of Pella

City Utility of Prairie City

Clear Lake Sanitary District

Corning Municipal Utilities

County of Adair

County of Chickasaw

County of Dickinson

County of Fremont

County of Greene

County of Hardin

County of Howard

County of Ringgold

County of Sac

County of Union

Dallas County Hospital

Fontanelle Municipal Utility

Gilbertville Community Day, Inc.

Gowrie Municipal Utilities

Greenfield Municipal Utilities

IPPA Administrative

IPPA CMMPA

IPPA MMTG

IPPA MMUA

Johnson Township Barnum Community Fire Dept.

Lamoni Municipal Utilities

Manilla Municipal Gas Dept.

Manning Municipal Gas Department

Seventh Judicial District

Stuart Municipal Utilities

Warren County

Waverly Health Center

Waverly Light and Power

Webster County Solid Waste Commission

Webster County Telecommunications Board

$50,000-$250,000 Assets Invested

Buena Vista County Solid Waste Commission

Cass County Environment Control Agency

City of Ackley

City of Agency

City of Albert City

City of Boone

City of Dike

City of Fort Dodge

City of Gilbertville

City of Griswold

City of Keystone

City of Knoxville

City of Lake Mills

City of Lewis

City of Mallard

City of Maynard

City of Middletown

City of Montezuma Fire Department

City of Morning Sun

City of Moulton

City of Murray

City of Muscatine

City of Nora Springs

City of Oskaloosa

City of Parnell

City of Prairie City

City of Readlyn

City of Urbana

City Utility of Corydon

City Utility of Dike

City Utility of Eagle Grove

City Utility of Melcher-Dallas

City Utility of Middletown

City Utility of Orient

City Utility of Urbandale

County of Boone

County of Buena Vista

County of Carroll

County of Crawford

County of Franklin

County of Jasper

County of Kossuth

County of Madison

County of Plymouth

County of Washington

Dallas County

Denison Municipal Utilities

Des Moines Area MPO

Evansdale Water Works

Geode Resource Conserv. & Develp., Inc.

IPAIT Administration Fund

IPPA IMTG

IPPA ISEP

La Porte City Utility

North Central Reg. Emerg. Resp. Com.

North Iowa Area Council of Govts.

Northwest Iowa Area Solid Waste Agency

Palo Alto County Hospital

South Iowa Detention Service Agency

Southwest Iowa Planning Council

Villisca Municipal Power Plant

Warren Lakewood Benefitted Rec. Lake Dis

$250,000-$500,000 Assets Invested

Algona Municipal Utilities

City of Algona

City of Brandon

City of Keokuk

City of La Porte City

City of Mount Pleasant

City of Pella

City of Polk City

City of Shelby

City of Shenandoah

City of Spencer

City of Waterloo

City of Windsor Heights

City Utility of Lake Mills

City Utility of Readlyn

City Utility of Shelby

County of Cedar

County of Mills

County of Tama

County of Winneshiek

County of Worth

Grundy Center Municipal Utilities

Jefferson County Hospital

NIMECA

Second Judicial Dist Dept. of Correct

South Iowa Area Crime Commission

Urbandale Sanitary Sewer District

$500,000-$1,000,000 Assets Invested

Broadlawns Medical Center

City of Altoona

City of Bondurant

City of Denison

City of Eagle Grove

City of Epworth

City of Montezuma

City of Orleans

City of Riverdale

City of Van Meter

City Utility of Montezuma

County of Audubon

County of Calhoun

County of Cass

County of Decatur

County of Hamilton

County of Jackson

County of Linn

County of Lyon

County of Osceola

County of Webster

IAMU Insurance Trust

Knoxville Utility

Lucas County

Orange City Hospital and Clinic

$1,000,000-$5,000,000 Assets Invested

Cedar Falls Utilities

City of Ankeny

City of Council Bluffs

City of Davenport

City of Iowa City

City of Marion

City of Mason City

City of Mitchellville

City of Traer

City of Washington

City of Waverly

City Utility of Lenox

City Utility of Maquoketa

City Utility of Traer

Clay County

County of Appanoose

County of Black Hawk

County of Buchanan

County of Emmet

County of Henry

County of Louisa

County of Monona

County of O’Brien

County of Poweshiek

County of Sioux

County of Wapello

County of Wayne

County of Wright

Fifth Judicial District

Montezuma Municipal Light and Power

North Central Iowa Regional SWA

Resale Power Group of Iowa

SIMECA

Xenia Rural Water District

West Des Moines Waterworks - DGO

Over $5,000,000 Assets Invested

City of Bettendorf

City of Cedar Rapids - DGO

City of Cedar Rapids

City of Clinton

City of Coralville

City of Hiawatha

City of Johnston

City of West Des Moines

IMWCA Group C

Spencer Municipal Utility

Non-Investing Participants

Audubon County Memorial Hospital

Bluestem Solid Waste Agency

City of Alton

City of Ames

City of Anamosa

City of Anthon

City of Atlantic

City of Audubon

City of Bloomfield

City of Bussey

City of Camanche

City of Carlisle

City of Carson

City of Carter Lake

City of Cedar Falls

City of Center Point

City of Centerville

City of Charles City

City of Cherokee

City of Clarinda

City of Clive

City of Colfax

City of Colo

City of Creston

City of Denver

City of Des Moines

City of Dubuque

City of Eldon

City of Eldridge

City of Elk Run Heights

City of Ellsworth

City of Forest City

City of Fort Madison

City of Grand River

City of Greenfield

City of Harlan

City of Hawarden

City of Hazleton

City of Hudson

City of Humboldt

City of Huxley

City of Independence

City of Indianola

City of Lamont

City of Lehigh

City of Lenox

City of Leon

City of Lisbon

City of Lohrville

City of Manchester

City of Manning

City of Marble Rock

City of Marshalltown

City of Monroe

City of Mount Vernon

City of Nevada

City of New Hampton

City of New London

City of Newton

City of Oelwein

City of Osage

City of Ossian

City of Peosta

City of Perry

City of Pleasant Hill

City of Pleasantville

City of Pocahontas

City of Prescott

City of Preston

City of Rockwell City

City of Sac City

City of Sheldon

City of Sioux City

City of Slater

City of Spirit Lake

City of St. Charles

City of Storm Lake

City of Sumner

City of Tipton

City of Villisca

City of Vinton

City of Webster City

City of Wilton

City of Woodbine

City Utility of Alton

City Utility of Ames

City Utility of Anamosa

City Utility of Anthon

City Utility of Aplington

City Utility of Bloomfield

City Utility of Colfax

City Utility of Coon Rapids

City Utility of Creston

City Utility of Denver

City Utility of Fairbank

City Utility of Graettinger

City Utility of Hawarden

City Utility of Laurens

City Utility of LeClaire

City Utility of Lohrville

City Utility of Preston

City Utility of Sac City

City Utility of Sanborn

City Utility of Slater

City Utility of St. Charles

City Utility of Story City

City Utility of Vinton

City Utility of Wahpeton

Clay Regional Water District

Council Bluffs Airport Authority

County of Butler

County of Cerro Gordo

County of Clarke

County of Clinton

County of Davis

County of Des Moines

County of Dubuque

County of Floyd

County of Greene-Medical Center

County of Grundy

County of Hancock

County of Harrison

County of Iowa

County of Johnson

County of Jones

County of Marion

County of Marshall

County of Mitchell

County of Monroe

County of Muscatine

County of Page

County of Polk

County of Scott

County of Story

County of Winnebago

Crawford County Memorial Hospital

Des Moines Metropolitan Transit Authority

Des Moines Utility

Eighth Judicial Dist. Dept. of Correct.

Fort Madison Utility

Heart of Iowa Reg. Transit Agency

Iowa Northland Reg. Council of Gov.

Iowa Public Employer Health Care Cover

Jefferson County Hosp. Foundation, Inc.

Manning Municipal Utilities

Midas Council of Governments

Mid-Iowa Development Association

COG

Mid-Iowa Regional Housing Authority

Missouri River Energy Services

Mitchell County Regional Health Center

Monroe County Hospital

Mt. Pleasant Municipal Utilities

Muscatine Power and Water

Newton Waterworks

Ogden Municipal Utility

Page County Landfill Association

Plymouth County Solid Waste Agency

Pottawattamie County

Third Judicial District

Van Buren County Hospital

Washington County Hospital

Winterset Municipal Utilities

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STATISTICAL SECTION

STATISTICAL INFORMATION

MAJOR PARTICIPANTS

DIVERSIFIED	Percent	Total Assets

Top Ten Participants	59%	$151,601,053
Top Twenty Participants	72%	$182,708,595
Top Fifty Participants	88%	$225,109,501

DGO	Percent	Total Assets

Top Ten Participants	100%	$37,532,248

INVESTMENT ADVISER

Investors Management Group (IMG) has served as the sole Investment Adviser to all investment alternatives within the Iowa Public Agency Investment Trust since the program’s inception in 1987. As of June 30, 2004, IMG had a total of $4.8 billion in assets under management, representing a diverse group of institutional clients.

CONSULTANTS

IPAIT does not employ the use of any professional consultants beyond those service providers detailed in the Notes to Financial Statements Section.

BROKERS

IPAIT does not employ the use of brokers in the operation of its various investment alternatives.

GROWTH IN FUND UNITS

GROWTH OF PARTICIPANT ASSETS UNDER MANAGEMENT
DIVERSIFIED FUND AND
DIRECT GOVERNMENT OBLIGATION (DGO) FUND

Date	IPAIT Div. Fund *	Annual Growth	IPAIT DGO Fund **	Annual Growth

06/04	$254,818,110	4.00%	$37,532,248	-28.22%
03/04	$275,215,747	10.58%	$45,727,070	-40.88%
12/03	$247,626,021	-16.67%	$48,744,871	-25.40%
09/03	$272,187,641	7.83%	$61,548,710	17.70%
06/03	$245,025,051	-3.51%	$52,291,241	-21.32%
03/03	$248,884,686	-10.42%	$77,348,955	2.26%
12/02	$297,172,601	-6.16%	$65,341,840	-20.73%
09/02	$252,426,230	-4.62%	$52,291,241	-44.28%
06/02	$253,948,247	-4.20%	$66,461,330	10.81%
03/02	$277,835,614	-8.83%	$75,641,831	19.10%
12/01	$316,690,866	32.71%	$82,432,865	22.23%
09/01	$264,646,237	2.53%	$93,847,685	30.47%
06/01	$265,090,819	22.47%	$59,975,661	32.20%
03/01	$304,760,387	22.97%	$63,510,582	16.53%
12/00	$238,634,980	11.98%	$67,438,029	9.11%
09/00	$258,112,751	22.59%	$71,931,497	-1.98%
06/00	$216,459,830	14.80%	$45,366,390	-48.21%
03/00	$247,826,392	4.02%	$54,500,308	-21.87%
12/99	$213,110,138	10.58%	$61,810,064	-15.01%
09/99	$210,543,469	10.06%	$73,381,984	-5.63%
06/99	$188,558,836	6.52%	$87,596,381	5.71%
03/99	$238,242,744	24.18%	$69,752,928	48.18%
12/98	$192,712,021	19.02%	$72,730,352	39.38%
09/98	$191,295,081	2.07%	$77,758,459	35.23%
06/98	$177,018,714	-11.07%	$82,865,033	40.87%
03/98	$191,859,267	-20.16%	$47,073,726	-5.27%
12/97	$161,914,498	-24.50%	$52,182,763	-5.28%
09/97	$187,412,776	-9.27%	$57,501,838	-2.32%
06/97	$199,049,090	3.43%	$58,825,680	-9.94%
03/97	$240,303,292	6.54%	$49,692,437	18.91%
12/96	$214,444,033	14.52%	$55,091,929	21.40%
09/96	$206,557,219	12.61%	$58,868,709	15.62%
06/96	$192,451,582	4.38%	$65,317,885	16.48%
03/96	$225,543,440	14.49%	$41,790,609	40.80%
12/95	$187,247,248	14.28%	$45,378,898	61.99%
09/95	$183,419,433	8.79%	$50,916,159	133.73%

*IPAIT Div. Fund inception date 11/13/87

**IPAIT DGO Fund inception date 9/1/88

MONTHLY COMPARATIVE YIELD

DIVERSIFIED FUND

Date	Div. Fund Rate (1)	iMoneyNet U.S. Govt. & Agency Index (2)	Chapter 74A 32-89 Day (3)	Chapter 74A 90-179 Day (3)

06/04	0.64	0.39	0.90	1.10
05/04	0.61	0.36	0.80	0.90
04/04	0.61	0.36	0.70	0.80
03/04	0.61	0.36	0.70	0.80
02/04	0.61	0.37	0.80	0.80
01/04	0.60	0.37	0.80	0.90
12/03	0.61	0.38	0.80	0.80
11/03	0.60	0.38	0.60	0.70
10/03	0.69	0.37	0.80	0.80
09/03	0.59	0.37	0.70	0.70
08/03	0.53	0.38	0.60	0.70
07/03	0.54	0.40	0.70	0.60

(1) Actual earnings less expenses

(2) iMoneyNet U.S. Government & Agencies Monthly Money Fund Report

(3) Iowa Code Chapter 74A minimum public fund deposit rates

DIRECT GOVERNMENT OBLIGATION FUND

Date	DGO Fund Rate (1)	iMoneyNet U.S. Treasury & Repo Index (2)	Chapter 74A 32-89 Day (3)	Chapter 74A 90-179 Day (3)

06/04	0.55	0.32	0.90	1.10
05/04	0.51	0.29	0.80	0.90
04/04	0.52	0.31	0.70	0.80
03/04	0.54	0.31	0.70	0.80
02/04	0.53	0.30	0.80	0.80
01/04	0.52	0.29	0.80	0.90
12/03	0.52	0.32	0.80	0.80
11/03	0.52	0.31	0.60	0.70
10/03	0.54	0.30	0.80	0.80
09/03	0.55	0.31	0.70	0.70
08/03	0.48	0.32	0.60	0.70
07/03	0.52	0.32	0.70	0.60

(1) Actual earnings less expenses

(2) iMoneyNet U.S. Treasury & Repo Monthly Money Fund Report

(3) Iowa Code Chapter 74A minimum public fund deposit rates

ANNUAL COMPARATIVE YIELDS

Date	Div. Fund (1)	iMoneyNet U.S. Govt. & Agency Index (2)	DGO Fund (1)	iMoneyNet U.S. Treasury & Repo Index (3)

2004	0.59	0.37	0.52	0.31
2003	0.94	0.80	0.92	0.74
2002	2.11	1.87	1.83	1.76
2001	5.33	5.26	5.15	5.06
2000	5.13	4.98	4.98	4.78
1999	4.61	4.47	4.43	4.35

(1) Actual earnings less expenses

(2) iMoneyNet U.S. Government & Agencies Money Fund Report

(3) iMoneyNet U.S. Treasury and Repo Money Fund Report

ANNUAL NET INVESTMENT INCOME

Date	Diversified Fund (1)	DGO Fund (1)

2004	1,477,818	265,254
2003	2,531,693	658,073
2002	5,854,955	1,381,159
2001	13,455,641	3,216,209
2000	11,001,463	3,199,662

(1) Actual earnings less expenses

GLOSSARY OF INVESTMENT TERMS

Accrued interest - interest accumulated on all securities in a portfolio since the most recent payment date for each security.

Administrator - entity that carries out IPAIT policies and provides participant recordkeeping services.

Amortized Cost - method of accounting that gradually reduces a security’s discount or premium on a straight-line basis.

Assets - items in financial statement with current market value owned by IPAIT.

Certificate of Deposit - debt instrument issued by a financial institution with an interest rate set by competitive forces in the marketplace.

Collateral - U.S. government or agency securities pledged to IPAIT until investment is repaid. For instance, the security for a collateralized certificate of deposit issued by an Iowa financial institution.

Compound Rate - interest calculation based upon investment of principal plus reinvestment of interest earned from previous period(s). IPAIT portfolio interest is compounded or reinvested monthly.

Custodian - bank that maintains custody of all IPAIT assets.

Discount - the dollar amount by which the par value of a bond exceeds its market price.

Diversified - spreading of risk by investing assets in several different categories of investment and assorted maturities within those categories.

iMoneyNet - monthly and quarterly publications of iMoneyNet, an Informa Financial Company illustrating money fund expense and performance data.

Investment Adviser - Securities and Exchange Commission registered firm that provides investment advice to IPAIT.

Iowa Code Chapter 74A Rates - Minimum rates at which Iowa financial institutions may accept deposits of public funds for various periods.

Liabilities - claims on the assets of IPAIT.

Market Value - the current price or value of a security.

Net Investment Income - income from IPAIT investments distributed to participants after payment of program operating expenses.

Nominal Rate - simple interest calculation based only upon the principal amount invested without reinvestment of earned interest.

Par Value - value of IPAIT investments at maturity.

Portfolio - all investments owned by IPAIT.

Premium - the dollar amount by which the market price of a bond exceeds its par value.

Redemptions - withdrawal of funds by participants from IPAIT.

Repurchase Agreement - agreement between IPAIT and a seller of U.S. government securities, whereby the seller agrees to repurchase the securities at an agreed upon price at a stated time. The transaction is collateralized by U.S. government or U.S. agency securities with a market value of at least 102% of the value of the repurchase agreement.

Straight-Line - conservative accounting procedure to reduce a security’s premium or discount in equal daily increments over its remaining period to maturity.

U.S. Government Agencies - securities issued by U.S. government sponsored corporations such as the Federal Home Loan Bank and Federal National Mortgage Association.

U.S. Government Securities - direct obligations of the U.S. government, such as Treasury bills, notes and bonds.

Yield Curve - graph plotting yields of securities of similar quality on vertical axis and maturities ranging from shortest to longest on horizontal axis.

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IOWA PUBLIC AGENCY INVESTMENT TRUST

1415 28th Street, Suite 200
West Des Moines, IA 50266-1461
(800) 872-4024
www.ipait.org

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B)  NO COMMENT REQUIRED.

(C)  THERE WAS NO AMENDMENT TO THE CODE OF ETHICS DURING THE REPORTING PERIOD.

(D)  THERE WAS NO WAIVER GRANTED UNDER THE CODE OF ETHICS DURING THE REPORTING PERIOD.

(E)  NOT APPLICABLE.

(F) (1) NOT APPLICABLE.

(F) (2) NOT APPLICABLE.

(F) (3) TO REQUEST A FREE COPY OF THE IOWA PUBLIC AGENCY INVESTMENT TRUST CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board of directors has determined that the registrant has at least on audit committee financial expert serving on its audit committee.

(a)(2) Donald W. Kerker is the independent director named as the only audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.  These numbers include professional services for the preparation of the Registrant’s tax returns.

June 30, 2004	$15,995
June 30, 2003	$15,250

(b)  NOT APPPLICABLE.

(c)  SEE ITEM 4(A)

(D) NOT APPLICABLE.

(E) NOT APPLICABLE.

(F) NOT APPLICABLE.

(G) NOT APPLICABLE.

(H) NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGMENT INVESTMENT COMPANIES. NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. A MEETING OF SECURITY HOLDERS WAS HELD ON AUGUST 24, 2004. THE MATTERS BEFORE THE SECURITIES HOLDERS INCLUDED ELECTION OF THE BOARD OF TRUSTEES, APPROVAL OF THE SELECTION OF THE AUDITOR, APPROVAL OF THE 12B-1 PLAN, APPROVAL OF THE SELECTION OF THE INVESTMENT ADVISER, AND A CHANGE IN THE INVESTMENT POLICY. ALL PROPOSALS WERE APPROVED.

ITEM 10. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT’S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF SEPTEMBER 1, 2004, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.  THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS RECOGNIZE, HOWEVER, THAT GIVEN THE NEWNESS OF SUCH DISCLOSURE CONTROLS AND PROCEDURES, THE REGISTRANT WILL BE REVIEWING AND REVISING SUCH DISCLOSURE CONTROLS AND PROCEDURES ON A REGULAR BASIS.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT’S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 11. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IOWA PUBLIC AGENCY INVESTMENT TRUST

By	/s/ Donald W. Kerker

Donald W. Kerker, Chair and Trustee

Date: September 1, 2004

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

/s/ Lynn Maaske

Lynn Maaske, Chief Executive Officer, September 1, 2004

/s/ Amy Mitchell

Amy Mitchell, Chief Financial Officer, September 1, 2004